Financial Instruments - Carrying Amounts of Financial Instruments by Category (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 3,117,000,000	$ 1,739,000,000
Fair value through profit or loss	469,000,000	519,000,000
Derivatives used for hedging	199,000,000	361,000,000
Financial liabilities at amortized cost	(26,313,000,000)	(23,876,000,000)
Total	(22,528,000,000)	(21,257,000,000)
Lease liabilities	1,809,000,000	0	$ 1,539,000,000
Deferred purchase consideration payable	$ 95,000,000	$ 118,000,000
Installment period	4 years	4 years
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ (816,000,000)	$ (779,000,000)
Financial liabilities	(816,000,000)	(779,000,000)
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(2,611,000,000)	(2,356,000,000)
Financial liabilities	(2,611,000,000)	(2,356,000,000)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value through profit or loss	(21,000,000)	(17,000,000)
Financial liabilities, derivatives used for hedging	(91,000,000)	0
Financial liabilities at amortized cost	(1,904,000,000)	(118,000,000)
Financial liabilities	(2,016,000,000)	(135,000,000)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(20,982,000,000)	(20,623,000,000)
Financial liabilities	(20,982,000,000)	(20,623,000,000)
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	2,465,000,000	1,148,000,000
Financial assets	2,465,000,000	1,148,000,000
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0
Financial assets, fair value through profit or loss	490,000,000	524,000,000
Financial assets	490,000,000	524,000,000
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	652,000,000	591,000,000
Financial assets, fair value through profit or loss	0	12,000,000
Financial assets, derivatives used for hedging	290,000,000	361,000,000
Financial assets	$ 942,000,000	$ 964,000,000